Offerings - Offering: 1	Apr. 09, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common shares
Amount Registered | shares	5,555,556
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 55,555,560.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,672.22
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (or the “Securities Act”), an indeterminate number of additional securities are registered hereunder that may be issued to prevent dilution in connection with a stock split, stock dividend, recapitalization, or similar event or adjustment.